FINANCIAL RISK MANAGEMENT (Credit risk narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Trade receivables	$ 918,438	$ 950,569
Credit risk
Disclosure of credit risk exposure [line items]
Financial assets, investments assessed as investment grade, percent	61.10%	92.60%
Trade receivables	$ 918,400	$ 950,600
Financing Receivables, Equal to Greater than 1 Day Past Due | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	36,600	86,300
Allowance for doubtful account	10,500	13,000
Performing Financial Instruments | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	892,300	877,200
Performance Guarantee | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	1,300	3,400
Credit Insurance | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	422,800	469,300
Guarantee Type, Other | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	$ 7,300	$ 16,400